OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 67,981,405	$ 64,800,570
Other non-current financial liabilities	675,767,201	721,570,587
Bank loans
Disclosure of detailed information about borrowings
Other current financial liabilities	31,470,003	20,609,887
Other non-current financial liabilities	13,057,542	17,736,697
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	2,060,325	2,785,424
Other non-current financial liabilities	14,481,105	18,149,706
Rio De Janeiro Refrescos Ltda | Leasing agreements | Itau 10.215% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	41,467	$ 110,732
Borrowings, interest rate		10.227%
Effective interest rate percentage		10.215%
Rio De Janeiro Refrescos Ltda | Leasing agreements | Banco Itau 10.21% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	$ 11,764	$ 54,327
Borrowings, interest rate	10.22%	10.22%
Effective interest rate percentage	10.21%	10.21%
Rio De Janeiro Refrescos Ltda | Leasing agreements | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 16,522,072
Borrowings, interest rate		12.28%
Effective interest rate percentage		13.00%
Rio De Janeiro Refrescos Ltda | Leasing agreements | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 504,815	$ 1,016,705
Other non-current financial liabilities	$ 73,799	$ 591,576
Borrowings, interest rate	9.47%	9.47%
Effective interest rate percentage	9.65%	9.65%
Rio De Janeiro Refrescos Ltda | Leasing agreements | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 528,801	$ 872,247
Other non-current financial liabilities	$ 105,807	$ 624,937
Borrowings, interest rate	8.52%	8.52%
Effective interest rate percentage	8.54%	8.54%
Rio De Janeiro Refrescos Ltda | Leasing agreements | Cogeracao Ligth Esco 13.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 657,610	$ 674,127
Other non-current financial liabilities	$ 14,289,735
Borrowings, interest rate	12.28%	12.28%
Effective interest rate percentage	13.00%	13.00%
Rio De Janeiro Refrescos Ltda | Leasing agreements | Banco Bradesco 9.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 8,299
Borrowings, interest rate		9.38%
Effective interest rate percentage		9.39%
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leasing agreements | Itau 10.215% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 9,767
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leasing agreements | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	183,761
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leasing agreements | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	146,251
Rio De Janeiro Refrescos Ltda | Up to 90 days | Leasing agreements | Cogeracao Ligth Esco 13.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	156,946
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leasing agreements | Itau 10.215% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	31,700
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leasing agreements | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	321,054
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leasing agreements | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	382,550
Rio De Janeiro Refrescos Ltda | 90 days to 1 year | Leasing agreements | Cogeracao Ligth Esco 13.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	500,664
Rio De Janeiro Refrescos Ltda | Maturity within one year | Leasing agreements | Banco Itau 10.21% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 54,327
Rio De Janeiro Refrescos Ltda | Maturity within one year | Leasing agreements | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		2,476,445
Rio De Janeiro Refrescos Ltda | Maturity within one year | Leasing agreements | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		591,576
Rio De Janeiro Refrescos Ltda | Maturity within one year | Leasing agreements | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		624,937
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leasing agreements | Banco Itau 10.21% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	11,764
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leasing agreements | Banco Santander 9.65% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	73,799
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leasing agreements | Banco Citibank 8.54% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	105,807
Rio De Janeiro Refrescos Ltda | More than 1 year up to 2 years | Leasing agreements | Cogeracao Ligth Esco 13.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	743,100
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leasing agreements | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		2,234,004
Rio De Janeiro Refrescos Ltda | More than 2 years up to 3 years | Leasing agreements | Cogeracao Ligth Esco 13.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	839,703
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leasing agreements | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		2,138,183
Rio De Janeiro Refrescos Ltda | More than 3 years up to 4 years | Leasing agreements | Cogeracao Ligth Esco 13.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	948,864
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leasing agreements | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		2,138,183
Rio De Janeiro Refrescos Ltda | More than 4 years up to 5 years | Leasing agreements | Cogeracao Ligth Esco 13.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	1,072,216
Rio De Janeiro Refrescos Ltda | More than 5 years | Leasing agreements | Cogeracao Light Esco 13.00 Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		7,535,257
Rio De Janeiro Refrescos Ltda | More than 5 years | Leasing agreements | Cogeracao Ligth Esco 13.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities	10,685,852
Embotelladora del Atlantico S.A. | Leasing agreements | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	327,632	103,314
Other non-current financial liabilities		$ 356,794
Borrowings, interest rate		12.00%
Effective interest rate percentage		12.00%
Embotelladora del Atlantico S.A. | Up to 90 days | Leasing agreements | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	25,541
Embotelladora del Atlantico S.A. | 90 days to 1 year | Leasing agreements | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities	$ 302,091
Embotelladora del Atlantico S.A. | Maturity within one year | Leasing agreements | Tetra Pak SRL 12.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 356,794